Weighted Average Restricted Stock Award (Detail) - $ / shares	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	$ 0	$ 0.0024
Awarded	0.345	0
Vested	0.345	0.0024
Forfeited	0	0
Non Vested, Ending Balance	$ 0.345	$ 0